Financing Liabilities - Weighted Average Interest Rates for Financing Liabilities Presented in Current Liabilities (Excluding Reclassification from Non-current Liabilities) (Detail)	Mar. 31, 2020	Mar. 31, 2019
Current borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	1.21%	1.85%